UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Item 1.	Schedule of Investments

[INSERT EDGARIZED SCHEDULE OF INVESTMENTS HERE]

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — 89.59%
California Communities Notes Program Notes of Participations Tax and Revenue Anticipation Notes (County of Riverside), Series A-3,
4.500%, due 06/30/08	10,000,000	10,020,868
California, Daily Kindergarten Universal,
Series A-2,
1.050%, VRD	10,350,000	10,350,000
Series A-3,
1.400%, VRD	10,160,000	10,160,000
Series A-5,
0.850%, VRD	2,800,000	2,800,000
Series B-2,
0.950%, VRD	5,200,000	5,200,000
California Department of Water Resources Power Supply Revenue (JP Morgan PUTTERs, Series 322) (AMBAC Insured),
2.210%, VRD[1,2]	17,320,000	17,320,000
California Department of Water Resources Power Supply Revenue,
Series B-1,
0.900%, VRD	2,200,000	2,200,000
Series B-2,
1.200%, VRD	850,000	850,000
Series B-3,
0.950%, VRD	1,000,000	1,000,000
Series B-4,
1.050%, VRD	25,005,000	25,005,000
Series B-5,
0.920%, VRD	1,750,000	1,750,000
Series C-4,
1.980%, VRD	10,000,000	10,000,000
Series C-5,
1.930%, VRD	5,295,000	5,295,000
Series C-7 (FSA Insured),
1.750%, VRD	10,900,000	10,900,000
Series C-8,
1.500%, VRD	5,600,000	5,600,000
Series C-9,
1.700%, VRD	540,000	540,000
Subseries F-2,
0.900%, VRD	950,000	950,000
Subseries F-3,
0.900%, VRD	500,000	500,000
Subseries F-5,
1.200%, VRD	7,060,000	7,060,000
Subseries G-3 (FSA Insured),
1.750%, VRD	2,000,000	2,000,000
Subseries G-6 (FSA Insured),
1.750%, VRD	60,300,000	60,300,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)

Municipal bonds and notes —(continued)
California Economic Recovery,
Series C-1 (ST-GTD),
1.400%, VRD	2,600,000	2,600,000
Series C-2 (ST-GTD),
0.920%, VRD	600,000	600,000
Series C-3 (ST-GTD),
0.920%, VRD	2,250,000	2,250,000
Series C-11 (ST-GTD),
1.650%, VRD	10,715,000	10,715,000
Series C-15 (FSA ST-GTD),
1.900%, VRD	701,000	701,000
California Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 2495),
2.290%, VRD[1,2]	2,100,000	2,100,000
California Educational Facilities Authority Revenue (Pepperdine University), (Pre-refunded with US Government Securities to 09/15/08 @ 101),
5.750%, due 09/15/08	2,420,000	2,474,648
California Educational Facilities Authority Revenue Refunding (Pepperdine University), Series A (ABN AMRO MuniTops Certificates Trust, Series 2005-32) (AMBAC Insured),
2.310%, VRD[1,2]	12,000,000	12,000,000
California Educational Facilities Authority Revenue Refunding (Carnegie Institution of Washington), Series A,
1.930%, VRD	10,100,000	10,100,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-5,
1.550%, VRD	1,765,000	1,765,000
Series L-6,
1.550%, VRD	2,400,000	2,400,000
California Educational Facilities Authority Revenue (Stanford University), Series S-4,
0.800%, VRD	2,200,000	2,200,000
California Educational Facilities Authority Revenue (University of La Verne),
1.960%, VRD	6,250,000	6,250,000
California Educational Facilities Authority Revenue (University of San Francisco),
1.900%, VRD	1,825,000	1,825,000
Series B,
1.950%, VRD	3,415,000	3,415,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A,
1.950%, VRD	3,900,000	3,900,000
California Health Facilities Financing Authority Revenue (Health Facilities Catholic), Series J,
1.920%, VRD	2,340,000	2,340,000
California Health Facilities Financing Authority Revenue (Hospital Adventist Health Systems), Series A,
0.900%, VRD	9,215,000	9,215,000
California Health Facilities Financing Authority Revenue (Kaiser Permanente), Series C,
1.960%, VRD	21,100,000	21,100,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California Infrastructure & Economic Development Bank Revenue (Buck Institute for Age Research),
1.800%, VRD	15,500,000	15,500,000
California Infrastructure & Economic Development Bank Revenue (Contemporary Jewish Museum),
0.900%, VRD	4,350,000	4,350,000
California Infrastructure & Economic Development Bank Revenue (India Community Center),
0.900%, VRD	1,880,000	1,880,000
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust),
Series B,
0.800%, VRD	5,525,000	5,525,000
Series B,
0.900%, VRD	920,000	920,000
Series D,
0.900%, VRD	1,900,000	1,900,000
California (Morgan Stanley Floater Certificates), Series 1599 (MBIA Insured),
2.310%, VRD[1,2]	4,981,500	4,981,500
California Municipal Finance Authority Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.900%, VRD	1,585,000	1,585,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (BP West Coast Production LLC),
0.900%, VRD	6,400,000	6,400,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric),
Series C,
0.900%, VRD	9,236,000	9,236,000
Series F,
0.950%, VRD	6,900,000	6,900,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacificorp), Series E,
0.950%, VRD	8,900,000	8,900,000
California Public Works Board Lease Revenue (Morgan Stanley Floater Certificates), Series 1717 (FGIC Insured),
2.680%, VRD[1,2]	9,967,500	9,967,500
California Revenue Anticipation Notes,
4.000%, due 06/30/08	45,000,000	45,071,253
California School Cash Reserve Program Certificates of Participation 2007-2008, Series A,
4.250%, due 07/01/08	24,000,000	24,036,239
California,
Series A-2,
0.850%, VRD	1,200,000	1,200,000
Series A-3,
0.920%, VRD	800,000	800,000
Series B,
Subseries B-6,
0.900%, VRD	1,500,000	1,500,000
Series B,
Subseries B-7,
0.900%, VRD	1,000,000	1,000,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California Statewide Communities Development Authority Multi Family Revenue Refunding (Foxwoods Apartments), Series J,
2.040%, VRD	375,000	375,000
California Statewide Communities Development Authority Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.900%, VRD	10,920,000	10,920,000
California Statewide Communities Development Authority Revenue (Biola University),
Series A,
1.950%, VRD	1,430,000	1,430,000
Series B,
1.950%, VRD	2,110,000	2,110,000
California Statewide Communities Development Authority Revenue (Cathedral High School Project),
1.850%, VRD	8,810,000	8,810,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
Series B,
1.960%, VRD	28,950,000	28,950,000
Series C,
1.850%, VRD	22,160,000	22,160,000
Series D,
1.850%, VRD	4,400,000	4,400,000
Series M,
1.960%, VRD	6,800,000	6,800,000
California Statewide Communities Development Authority Revenue (Masters College),
1.950%, VRD	400,000	400,000
California Statewide Communities Development Authority Revenue (Morgan Stanley Floater Certificates), Series 2554 (FSA Insured),
2.180%, VRD[1,2]	12,045,000	12,045,000
California Statewide Communities Development Authority Revenue (North Peninsula Jewish Campus),
0.900%, VRD	10,460,000	10,460,000
California Statewide Communities Development Authority Revenue (St. Mary & All Angels School),
1.950%, VRD	500,000	500,000
California Statewide Communities Development Authority Revenue, Series J,
1.960%, VRD	18,500,000	18,500,000
California Statewide Communities Development Authority Revenue (Sweep Loan Program), Series A,
1.930%, VRD	13,480,000	13,480,000
California Statewide Communities Development Authority Revenue (Western University Health), Series A,
1.950%, VRD	10,000,000	10,000,000
California Transit Finance Authority (FSA Insured),
1.950%, VRD	30,060,000	30,060,000
California University Revenue (Citigroup ROCS, Series RR-II-R-11191) (FSA Insured),
2.250%, VRD[1,2]	1,055,000	1,055,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California, Weekly Kindergarten Universal,
Public Series A-6,
1.600%, VRD	800,000	800,000
Public Series A-7,
1.920%, VRD	3,435,000	3,435,000
Anaheim Redevelopment Agency Tax Allocation (JP Morgan PUTTERs, Series 2534) (FSA Insured),
2.290%, VRD[1,2]	2,485,000	2,485,000
Arcadia Unified School District (Morgan Stanley Floater Certificates), Series 1709 (FSA Insured),
2.180%, VRD[1,2]	19,475,000	19,475,000
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Certificates of Participation Refunding, Series D,
0.920%, VRD	250,000	250,000
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Jewish Home San Francisco),
0.950%, VRD	15,400,000	15,400,000
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Oshman Family Jewish Community),
1.020%, VRD	2,800,000	2,800,000
Bay Area Government Association Improvement Bond Act 1915 (Windemere Ranch Assessment District-1), (Pre-refunded with US Government Securities to 09/02/08 @ 102),
7.350%, due 09/02/08	6,820,000	7,022,060
7.450%, due 09/02/08	10,000,000	10,376,977
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series F (Bank of America Austin Certificates, Series 2008-1058),
2.210%, VRD[1,2]	6,750,000	6,750,000
Bay Area Toll Authority Toll Bridge Revenue (Morgan Stanley Floater Certificates), Series 2523,
2.130%, VRD[1,2]	5,600,000	5,600,000
Buckeye Union School District (Morgan Stanley Floater Certificates), Series 2382 (FSA Insured),
2.180%, VRD[1,2]	2,260,000	2,260,000
Citrus Community College District (Morgan Stanley Floater Certificates), Series 1745 (MBIA Insured),
2.180%, VRD[1,2]	5,490,000	5,490,000
Desert Sands California Unified School District (ABN AMRO MuniTops Certificates Trust,
Series 2006-41) (AMBAC Insured),
3.010%, VRD[1,2]	17,000,000	17,000,000
Alameda-Contra Costa Schools Financing Authority Certificates of Participation (Capital Improvement Fund Project), Series L,
1.930%, VRD	10,465,000	10,465,000
Alameda-Contra Costa Schools Financing Authority Certificates of Participation, Series K,
1.930%, VRD	5,000,000	5,000,000
East Bay Municipal Utility District Wastewater Systems Revenue Refunding, Subseries C,
1.750%, VRD	8,150,000	8,150,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (FGIC Insured),
2.240%, VRD[1,2]	15,000,000	15,000,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
East Bay Municipal Utility District Water Systems Revenue (Morgan Stanley Floater Certificates),
Series 1317-X (MBIA Insured),
2.180%, VRD[1,2]	5,000,000	5,000,000
Series 1414 (MBIA Insured),
2.180%, VRD[1,2]	2,400,000	2,400,000
East Bay Municipal Utility District Water Systems Revenue Refunding,
Subseries A-2,
1.750%, VRD	5,000,000	5,000,000
Subseries C-1,
1.850%, VRD	15,000,000	15,000,000
Subseries C-2,
1.750%, VRD	5,000,000	5,000,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 03-19), Series B,
0.900%, VRD	1,421,000	1,421,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 04-20), Series B,
0.900%, VRD	15,915,000	15,915,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 05-21), Series A,
0.900%, VRD	6,960,000	6,960,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 07-22), Series A,
0.900%, VRD	4,975,000	4,975,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.900%, VRD	2,500,000	2,500,000
Irvine Improvement Bond Act 1915 Limited Obligation (Reassessment 85-7), Series A (FSA Insured),
0.900%, VRD	1,905,000	1,905,000
Irvine Ranch Water District Consolidated Bonds,
1.150%, VRD	1,265,000	1,265,000
Series B,
1.150%, VRD	1,200,000	1,200,000
Irvine Ranch Water District (Improvement District No. 182), Series A,
0.900%, VRD	900,000	900,000
Irvine Ranch Water District (Improvement District No. 284), Series A,
0.900%, VRD	300,000	300,000
Irvine Ranch Water District (Nos. 105, 140, 240 & 250),
0.900%, VRD	4,100,000	4,100,000
Los Angeles Certificates of Participation (Loyola High School), Series A,
2.050%, VRD	700,000	700,000
Los Angeles County Tax and Revenue Anticipation Notes,
4.500%, due 06/30/08	25,000,000	25,052,170
Los Angeles Unified School District (Election 2005), Series E (Bank of America Austin Certificates, Series 2008-1049) (FSA Insured),
2.210%, VRD[1,2]	26,000,000	26,000,000
Los Angeles Unified School District (Citigroup Eagle Class A Certificates 20070061) (AMBAC Insured),
2.240%, VRD[1,2]	8,000,000	8,000,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Los Angeles Unified School District (JP Morgan PUTTERs),
Series 487, (FSA Insured),
2.290%, VRD[1,2]	12,690,000	12,690,000
Series 1558, (FGIC Insured),
3.500%, VRD[1,2]	11,510,000	11,510,000
Series 2016, (FSA Insured),
2.290%, VRD[1,2]	12,585,000	12,585,000
Los Angeles Unified School District (Morgan Stanley Floater Certificates), Series 2008 (AMBAC Insured),
2.680%, VRD[1,2]	1,079,500	1,079,500
Los Angeles Unified School District Tax and Revenue Anticipation Notes, Series A1,
4.000%, due 12/29/08	26,400,000	26,560,307
Los Angeles Water and Power Revenue (Citigroup ROCS, Series RR-II-R-500) (FSA Insured),
2.250%, VRD[1,2]	39,000,000	39,000,000
Los Angeles Water and Power Revenue,
Subseries A-3,
1.950%, VRD	6,600,000	6,600,000
Subseries A-4,
1.950%, VRD	5,000,000	5,000,000
Subseries B-2,
1.600%, VRD	14,405,000	14,405,000
Subseries B-3,
0.900%, VRD	5,660,000	5,660,000
Subseries B-6,
0.950%, VRD	3,600,000	3,600,000
Los Gatos Joint Union High School District (ABN AMRO MuniTops Certificates Trust, Series 2003-11) (FSA Insured),
2.230%, VRD[1,2]	6,995,000	6,995,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20040044),
2.210%, VRD[1,2]	8,380,000	8,380,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071),
2.210%, VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup ROCS, Series RR-II-R-11301),
2.220%, VRD[1,2]	4,295,000	4,295,000
Metropolitan Water District Southern California Waterworks Revenue (JP Morgan PUTTERs),
Series 2530,
2.290%, VRD[1,2]	4,150,000	4,150,000
Series 2589,
2.290%, VRD[1,2]	8,135,000	8,135,000
Metropolitan Water District Southern California Waterworks Revenue (Morgan Stanley Floater Certificates), Series 2522,
2.130%, VRD[1,2]	5,025,000	5,025,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A,
1.630%, VRD	2,700,000	2,700,000
Series A-2,
1.500%, VRD	7,370,000	7,370,000
Series C,
1.500%, VRD	13,025,000	13,025,000
Series C-2,
1.700%, VRD	12,230,000	12,230,000
Metropolitan Water District Southern California Waterworks Revenue,
Series B-1,
1.850%, VRD	12,890,000	12,890,000
Series B-2,
1.100%, VRD	1,845,000	1,845,000
Series B-3,
0.920%, VRD	4,500,000	4,500,000
Series B-4,
1.920%, VRD	4,000,000	4,000,000
Series C-2,
0.800%, VRD	1,400,000	1,400,000
Monterey Peninsula Community College District (JP Morgan PUTTERs, Series 2484) (FSA Insured),
2.290%, VRD[1,2]	2,905,000	2,905,000
Northern California Transmission Agency Revenue Refunding (California-Oregon Transmission), Series A (FSA Insured),
1.600%, VRD	10,155,000	10,155,000
Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project),
Series C-2,
1.700%, VRD	15,000,000	15,000,000
1.930%, VRD	20,513,000	20,513,000
Oakland Certificates of Participation (Capital Equipment Project),
1.850%, due 12/01/15	13,100,000	13,100,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured),
1.950%, VRD	2,030,000	2,030,000
Orange County Apartment Development Revenue (Seaside Meadow Partners), Series C (FHLMC Insured),
1.930%, VRD	16,200,000	16,200,000
Orange County Improvement Board (Assessment District No. 88-1),
0.950%, VRD	3,100,000	3,100,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (FSA Insured),
2.290%, VRD[1,2]	1,075,000	1,075,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Orange County Water District Revenue Certificates of Participation, Series A,
1.930%, VRD	42,000,000	42,000,000
Palomar Community College District (Morgan Stanley Floater Certificates), Series 1772 (FSA Insured),
2.180%, VRD[1,2]	9,290,000	9,290,000
Poway Unified School District (Citigroup ROCS, Series RR-II-R-12224) (FSA Insured),
2.250%, VRD[1,2]	7,100,000	7,100,000
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue (JP Morgan PUTTERs, Series 2560) (FSA Insured),
2.290%, VRD[1,2]	3,410,000	3,410,000
Puerto Rico Commonwealth (MBIA Insured), (Pre-refunded with US Government Securities to 07/01/08 @ 101) (MBIA Insured),
5.000%, due 07/01/18	2,650,000	2,695,981
Puerto Rico Commonwealth Refunding (Public Improvement),
Series A-2 (FSA Insured),
2.050%, VRD	3,000,000	3,000,000
Series C (Mandatory Put 07/01/08 @100), (FSA Insured),
5.000%, due 07/01/08	22,000,000	22,191,580
Redlands Unified School District (Morgan Stanley Floater Certificates), Series 2383 (FSA Insured),
2.180%, VRD[1,2]	2,085,000	2,085,000
Richmond Improvement Bond Act 1915 Limited Obligation (Improvement District No. 99-01), (Pre-refunded with US Government Securities to 09/02/08 @ 101),
7.200%, due 09/02/08	7,870,000	8,082,545
Riverside Community College District (JP Morgan PUTTERs, Series 916) (FSA Insured),
2.290%, VRD[1,2]	4,215,000	4,215,000
Riverside County Certificates of Participation (ACES Riverside County Public Facility), Series A,
2.030%, VRD	5,600,000	5,600,000
Roseville Electric Systems Revenue Certificates of Participation (FSA Insured),
1.700%, VRD	1,845,000	1,845,000
Sacramento County Certificates of Participation (Administration Center and Courthouse Project),
1.900%, VRD	6,135,000	6,135,000
Sacramento County Housing Authority Multi-Family Housing Revenue (Sierra Sunrise Senior Apartments), Series D,
2.090%, VRD[3]	6,226,000	6,226,000
Sacramento Municipal Utility District Electric Revenue (ABN AMRO MuniTops Certificates Trust, Series 2003-17) (MBIA Insured),
3.010%, VRD[1,2]	21,870,000	21,870,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Sacramento Unified School District Certificates of Participation (FSA Insured),
1.850%, VRD	18,900,000	18,900,000
San Bernardino County Certificates of Participation (County Center Refinancing Project),
1.930%, VRD	10,300,000	10,300,000
San Diego Community College District (Citigroup ROCS, Series RR-II-R-12197) (FSA Insured),
2.250%, VRD[1,2]	16,830,000	16,830,000
San Diego County and School District Tax and Revenue Anticipation Notes, Series A,
4.500%, due 06/30/08	7,000,000	7,014,943
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
1.800%, VRD	17,750,000	17,750,000
Series B,
1.800%, VRD	13,650,000	13,650,000
Series C,
1.800%, VRD	14,000,000	14,000,000
San Diego County Water Authority Water Revenue Certificates of Participation (JP Morgan PUTTERs, Series 2334) (FSA Insured),
2.290%, VRD[1,2]	5,120,000	5,120,000
San Francisco Bay Area Rapid Transportation District Sales Tax Revenue (ABN AMRO MuniTops Certificates Trust, Series 2007-12) (FSA Insured),
2.210%, VRD[1,2]	1,675,000	1,675,000
San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4),
1.940%, VRD	10,340,000	10,340,000
2.050%, VRD	4,000,000	4,000,000
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue (Morgan Stanley Floater Certificates),
Series 2370,
2.180%, VRD[1,2]	7,100,000	7,100,000
San Jose Redevelopment Agency Revenue (Merged Area Redevelopment Project),
Series A,
1.890%, VRD	5,710,000	5,710,000
Series B,
1.850%, VRD	2,225,000	2,225,000
San Mateo County Community College District (Morgan Stanley Floater Certificates), Series 2175 (MBIA Insured),
2.180%, VRD[1,2]	1,424,500	1,424,500
San Mateo County Transportation District Sales Tax Revenue Refunding, Series A (ABN AMRO MuniTops Certificates Trust, Series 2006-19) (MBIA Insured),
3.010%, VRD[1,2]	13,660,000	13,660,000
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project), Series A,
1.960%, VRD	475,000	475,000

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Santa Clara County Financing Authority Lease Revenue (VMC Facilities Replacement Project), Series B,
1.750%, VRD	7,700,000	7,700,000
Santa Clara Unified School District Tax and Revenue Anticipation Notes,
4.500%, due 07/01/08	12,000,000	12,025,909
Santa Clarita Community College District (Morgan Stanley Floater Certificates), Series 1828 (MBIA Insured),
2.180%, VRD[1,2]	18,090,000	18,090,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (FSA Insured),
2.290%, VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (FSA Insured),
2.180%, VRD[1,2]	4,110,000	4,110,000
Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured),
1.940%, VRD	15,050,000	15,050,000
Simi Valley School Financing Authority Revenue (Morgan Stanley Floater Certificates), Series 2316 (FSA Insured),
2.180%, VRD[1,2]	5,260,000	5,260,000
Southern California Public Power Authority Transmission Project Revenue Refunding (Southern Transmission), Series B (FSA Insured),
1.700%, VRD	5,265,000	5,265,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (FSA Insured),
2.290%, VRD[1,2]	3,730,000	3,730,000
Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project),
0.950%, VRD	4,935,000	4,935,000
Tustin Unified School District Special Tax (JP Morgan PUTTERs),
Series 2558Z, (FSA Insured),
2.290%, VRD[1,2]	2,155,000	2,155,000
Series 2561Z, (FSA Insured),
2.290%, VRD[1,2]	2,090,000	2,090,000
University of California Regents Pooled Revenue, Series B-1,
1.100%, VRD	7,075,000	7,075,000
University of California Revenue (JP Morgan PUTTERs),
Series 1671,
2.290%, VRD[1,2]	6,100,000	6,100,000
Series 2649Z,
2.290%, VRD[1,2]	1,900,000	1,900,000
Watereuse Finance Authority Revenue (FSA Insured),
1.900%, VRD	9,295,000	9,295,000
Western Placer Unified School Certificates of Participation (School Facilities Project),
Series A (FSA Insured),
1.950%, VRD	7,985,000	7,985,000
Series B,
1.950%, VRD	5,520,000	5,520,000

Total municipal bonds and notes (cost—$1,643,625,480)		1,643,625,480

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Tax-exempt commercial paper—5.40%
California Educational Facilities Authority Revenue Refunding (Carnegie Institute of Washington),
2.700%, due 04/08/08	8,500,000	8,500,000
1.800%, due 06/05/08	9,000,000	9,000,000
California State University,
1.850%, due 05/05/08	4,121,000	4,121,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
0.600%, due 04/08/08	5,000,000	5,000,000
Contra Costa Transportation Authority,
1.900%, due 05/06/08	8,000,000	8,000,000
Contra Costa Water District,
2.000%, due 04/03/08	4,000,000	4,000,000
0.800%, due 04/04/08	11,500,000	11,500,000
2.450%, due 04/04/08	1,500,000	1,500,000
Los Angeles Airport,
0.960%, due 06/05/08	7,000,000	7,000,000
Northern California Transmission Agency,
1.300%, due 04/08/08	10,300,000	10,300,000
1.850%, due 05/08/08	1,900,000	1,900,000
Orange County Transportation Authority,
1.000%, due 08/05/08	3,850,000	3,850,000
Riverside County Transportation,
1.750%, due 05/07/08	10,500,000	10,500,000
Sacramento Municipal Utility District,
1.500%, due 05/07/08	6,500,000	6,500,000
San Francisco County Transportation Authority,
0.800%, due 07/08/08	7,500,000	7,500,000

Total tax-exempt commercial paper (cost—$99,171,000)		99,171,000

	Number of shares
Money market fund[4]—2.96%
BlackRock Liquidity Fund California Municipal Fund Portfolio Institutional Class,
1.794% (cost—$54,300,000)	54,300,000	54,300,000

Total investments (cost—$1,797,096,480 which approximates cost for federal income tax purposes)[5]— 97.95%		1,797,096,480
Other assets in excess of liabilities—2.05%		37,548,087

Net assets (applicable to 1,834,998,291 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		1,834,644,567

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 24.34% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security subject to Alternative Minimum Tax.

[4]	Rate shown reflects yield at March 31, 2008.

UBS RMA California Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

[5]	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

ACES	Adjustable Convertible Extendable Securities

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

GTD	Guaranteed

MBIA	Municipal Bond Investors Assurance

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

ST	State

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2008 and reset periodically.

Weighted average maturity — 18 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2007.

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — 86.81%
New York State Dormitory Authority Revenue (Cornell University),
Series A,
1.700%, VRD	1,950,000	1,950,000
Series B,
1.220%, VRD	10,565,000	10,565,000
Series B,
1.700%, VRD	33,130,000	33,130,000
New York State Dormitory Authority Revenue (Mental Health Facilities Improvement),
Series F-2A (FSA Insured),
2.100%, VRD	4,090,000	4,090,000
Series F-2B (FSA Insured),
1.900%, VRD	8,430,000	8,430,000
New York State Dormitory Authority Revenue (Mental Health Services), Subseries D-2B (FSA Insured),
1.900%, VRD	13,750,000	13,750,000
New York State Dormitory Authority Revenue (Metropolitan Museum of Art),
1.500%, VRD	5,847,000	5,847,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series B,
1.700%, VRD	15,300,000	15,300,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A,
1.700%, VRD	12,200,000	12,200,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A (FNMA Insured),
1.930%, VRD	8,690,000	8,690,000
New York State Dormitory Authority Revenue (Oxford University Press Inc.),
1.300%, VRD	4,400,000	4,400,000
New York State Dormitory Authority Revenue (Wagner College)
3.500%, VRD	1,900,000	1,900,000
New York State Dormitory Authority Revenue Secondary Issues (Citigroup Eagle Class A Certificates 200070096),
2.220%, VRD[1,2]	7,000,000	7,000,000
New York State Dormitory Authority Revenue Secondary Issues (Morgan Stanley Floater Certificates), Series 1971,
2.140%, VRD[1,2]	5,128,000	5,128,000
New York State Dormitory Authority Revenue Secondary Issues (Wachovia Bank Merlots), Series A-06 (FSA Insured),
2.300%, VRD[1,2]	4,190,000	4,190,000
New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1,
2.000%, VRD	6,000,000	6,000,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
2.290%, VRD[1,2]	3,360,000	3,360,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York State Housing Finance Agency Revenue (Admiral Halsey Senior Apartments), Series A,
2.150%, VRD[3]	2,075,000	2,075,000
New York State Housing Finance Agency Revenue (Archstone Westbury Housing), Series A,
2.200%, VRD[3]	11,400,000	11,400,000
New York State Housing Finance Agency Revenue (Housing Historic Front Street), Series A,
2.010%, VRD	15,100,000	15,100,000
New York State Housing Finance Agency Revenue (Normandie Court I Project),
1.950%, VRD	12,160,000	12,160,000
New York State Housing Finance Agency Service Contract Revenue Refunding,
Series A,
1.920%, VRD	19,900,000	19,900,000
Series D,
1.920%, VRD	9,600,000	9,600,000
Series I,
2.100%, VRD	15,700,000	15,700,000
New York State Local Government Assistance Corp. Refunding (Subordinated Lien),
Series 4V (FSA Insured),
2.000%, VRD	15,975,000	15,975,000
Series A-5V (FSA Insured),
1.700%, VRD	6,775,000	6,775,000
New York State Local Government Assistance Corp.,
Series B,
1.700%, VRD	5,500,000	5,500,000
Series C,
1.700%, VRD	13,200,000	13,200,000
Series E,
1.950%, VRD	5,345,000	5,345,000
Series G,
1.980%, VRD	13,665,000	13,665,000
New York State Thruway Authority General Revenue (JP Morgan PUTTERs, Series 2551) (FSA Insured),
2.290%, VRD[1,2]	1,665,000	1,665,000
New York State Thruway Authority Highway & Bridge Trust Fund (JP Morgan PUTTERs),
Series 330 (MBIA Insured),
2.410%, VRD[1,2]	2,980,000	2,980,000
Series 2032 (AMBAC Insured),
2.710%, VRD[1,2]	15,490,000	15,490,000
New York State Thruway Authority Highway & Bridge Trust Fund,
Series B-1 (Escrowed to Maturity) (FGIC Insured),
5.500%, due 04/01/08	4,300,000	4,300,000
Series C (Pre-refunded with US government securities to 04/01/08 @ 101) (FGIC Insured),
5.250%, due 04/01/08	3,000,000	3,000,000
New York State Thruway Authority Personal Income Tax Revenue (JP Morgan PUTTERs, Series 1186) (FSA Insured),
2.290%, VRD[1,2]	6,215,000	6,215,000
New York State Thruway Authority Service Contract Revenue (JP Morgan PUTTERs, Series 145) (AMBAC Insured),
2.210%, VRD[1,2]	11,495,000	11,495,000
New York State Urban Development Corp. Correctional & Youth Facilities Service, Series A, (Mandatory Put 01/01/09 @100)
5.250%, due 01/01/09	23,825,000	24,547,212
New York State Urban Development Corp. Revenue (Morgan Stanley Floater Certificates), Series 2348
2.140%, VRD[1,2]	3,205,000	3,205,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Bellmore Union Free School District Tax Anticipation Notes,
4.000%, due 06/27/08	1,700,000	1,701,655
Board of Cooperative Educational Services First Supervisory District Revenue Anticipation Notes,
4.250%, due 06/27/08	3,000,000	3,003,226
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
2.100%, VRD	6,335,000	6,335,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.),
2.110%, VRD	3,900,000	3,900,000
East Hampton Township Bond Anticipation Notes,
Series B,
4.250%, due 08/28/08	3,583,000	3,591,751
Series D,
3.750%, due 11/25/08	3,000,000	3,008,876
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A,
2.150%, VRD	10,220,000	10,220,000
Erie County Industrial Development Agency School Facilities Revenue (JP Morgan PUTTERs),
Series 2090 (FSA Insured),
2.290%, VRD[1,2]	14,800,000	14,800,000
Series 2578 (FSA Insured),
2.290%, VRD[1,2]	5,165,000	5,165,000
Herricks Union Free School District Tax Anticipation Notes,
4.000%, due 06/27/08	2,000,000	2,001,706
4.125%, due 06/27/08	5,200,000	5,206,057
Hewlett-Woodmere Union Free School District Bond Anticipation Notes,
4.000%, due 11/05/08	11,800,000	11,844,138
Jay Street Development Corp. New York City Facility Lease Revenue, Series A-1,
2.000%, VRD	4,880,000	4,880,000
Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-3,
2.000%, VRD	20,000,000	20,000,000
Kings Park Central School District Tax Anticipation Notes,
4.000%, due 06/27/08	12,000,000	12,015,301
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A,
2.150%, VRD	2,513,000	2,513,000
Long Island Power Authority Electric Systems Revenue,
Series D (FSA Insured),
1.970%, VRD	1,660,000	1,660,000
Series E (FSA Insured),
1.900%, VRD	6,325,000	6,325,000
Series F (FSA Insured),
2.020%, VRD	3,800,000	3,800,000
Series G (FSA Insured),
1.970%, VRD	6,420,000	6,420,000
Subseries 1-A,
2.200%, VRD	5,000,000	5,000,000
Subseries 1-B,
1.220%, VRD	500,000	500,000
Subseries 3A,
1.900%, VRD	9,500,000	9,500,000
Subseries 3-B,
0.980%, VRD	27,300,000	27,300,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Merrick Union Free School District Tax Anticipation Notes,
4.250%, due 06/24/08	1,000,000	1,001,173
Metropolitan Transit Authority New York Dedicated Tax Fund (ABN AMRO MuniTops Certificates Trust, Series 2006-49) (MBIA Insured),
2.260%, VRD[1,2]	10,375,000	10,375,000
Metropolitan Transportation Authority Commuter Facilities Revenue,
Series A (MBIA Insured),
6.100%, due 07/01/08	1,800,000	1,814,423
Series B (MBIA Insured),
6.100%, due 07/01/08	3,100,000	3,124,840
Metropolitan Transportation Authority Dedicated Tax Fund, Series B (FSA Insured),
1.800%, VRD	5,000,000	5,000,000
Metropolitan Transportation Authority Revenue (Citigroup Eagle Class A Certificates 20070074) (FSA Insured),
2.270%, VRD[1,2]	9,850,000	9,850,000
Metropolitan Transportation Authority Revenue (Citigroup Eagle Class A Certificates 20070095) (FSA Insured),
2.270%, VRD[1,2]	6,000,000	6,000,000
Metropolitan Transportation Authority Revenue (Depfa Floating Certificates, Series 2008-08) (XLCA Insured),
2.510%, VRD[1,2]	13,360,000	13,360,000
Metropolitan Transportation Authority Revenue (Transportation), Subseries G-2,
1.250%, VRD	6,625,000	6,625,000
Metropolitan Transportation Authority Revenue, Subseries E-2,
2.100%, VRD	6,300,000	6,300,000
Mineola Union Free School District Tax Anticipation Notes,
4.250%, due 06/27/08	16,500,000	16,518,890
Monroe County Industrial Development Agency Civic Facility Revenue (Association Blind & Impaired),
2.200%, VRD	2,000,000	2,000,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project),
2.150%, VRD	7,500,000	7,500,000
Municipal Assistance Corp. for New York City, Series O,
5.250%, due 07/01/08	2,900,000	2,930,750
New York City Capital Resources Corp. Revenue (Loan Enhanced Assistance), Series A,
2.050%, VRD	8,730,000	8,730,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
1.950%, VRD	51,655,000	51,655,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A (FNMA Insured),
1.950%, VRD	9,200,000	9,200,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured),
1.900%, VRD	6,500,000	6,500,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A (FNMA Insured),
1.920%, VRD	10,000,000	10,000,000
New York City Housing Development Corp. Multi-Family Revenue (Grace Towers Development), Series A,
2.070%, VRD[3]	7,300,000	7,300,000
New York City Industrial Development Agency Civic Facility Revenue (Allen Stevenson School),
2.240%, VRD	5,455,000	5,455,000
New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project),
2.050%, VRD	24,500,000	24,500,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York City Industrial Development Agency Civic Facility Revenue (Convent Sacred Heart School),
2.140%, VRD	3,150,000	3,150,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B,
1.200%, VRD	9,250,000	9,250,000
New York City Industrial Development Agency Civic Facility Revenue (MSMC Realty Corp. Project),
1.930%, VRD	2,645,000	2,645,000
New York City Industrial Development Agency Civic Facility Revenue (Planned Parenthood Project),
2.050%, VRD	2,905,000	2,905,000
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (American Civil Project),
1.200%, VRD	8,200,000	8,200,000
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (Touro College),
2.100%, VRD	10,490,000	10,490,000
New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC),
Series A,
2.100%, VRD	4,800,000	4,800,000
Series B,
1.150%, VRD	45,650,000	45,650,000
New York City Industrial Development Agency Revenue (Liberty 123 Washington Project),
1.950%, VRD	32,500,000	32,500,000
New York City Industrial Development Agency Special Facility Revenue (New York Stock Exchange Project), Series B,
2.050%, VRD	13,699,000	13,699,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1,
1.000%, VRD	2,600,000	2,600,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs),
Series 2489,
2.290%, VRD[1,2]	1,300,000	1,300,000
Series 2540,
2.290%, VRD[1,2]	1,940,000	1,940,000
Series 2559,
2.290%, VRD[1,2]	2,000,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (Morgan Stanley Floater Certificates), Series 2437 (FGIC Insured),
2.140%, VRD[1,2]	9,040,000	9,040,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (ABN AMRO MuniTops Certificates Trust, Series 2004-46) (FSA Insured),
2.220%, VRD[1,2]	12,000,000	12,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series AA-1,
1.050%, VRD	16,500,000	16,500,000
Series AA-2,
1.000%, VRD	7,960,000	7,960,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-3,
1.050%, VRD	32,425,000	32,425,000
Series BB-5,
1.050%, VRD	500,000	500,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue,
Series F-1,
1.180%, VRD	18,540,000	18,540,000
Subseries C-1,
1.180%, VRD	16,400,000	16,400,000
New York City,
Series E,
5.000%, due 11/01/08	2,000,000	2,023,393
Series E,
Subseries E-2,
1.000%, VRD	300,000	300,000
Series H (Pre-refunded with US government securities to 03/15/09 @ 101),
5.250%, due 03/15/09	3,905,000	4,060,978
Series I,
Subseries I-3,
1.180%, VRD	1,700,000	1,700,000
Series I,
Subseries I-5,
1.050%, VRD	1,000,000	1,000,000
Series I,
Subseries I-6,
1.050%, VRD	350,000	350,000
Subseries A-4,
1.150%, VRD	700,000	700,000
Subseries A-4,
1.180%, VRD	2,400,000	2,400,000
Subseries A-5,
2.050%, VRD	4,520,000	4,520,000
Subseries A-6 (FSA Insured),
1.150%, VRD	1,050,000	1,050,000
Subseries A-8,
0.980%, VRD	400,000	400,000
Subseries E-4,
1.050%, VRD	2,200,000	2,200,000
Subseries H-1,
1.000%, VRD	895,000	895,000
Subseries H-1,
1.150%, VRD	1,725,000	1,725,000
Subseries H-2,
1.990%, VRD	1,350,000	1,350,000
New York City Transitional Finance Authority (Future Tax Secured), Subseries C-5,
1.200%, VRD	1,400,000	1,400,000
New York City Transitional Finance Authority (New York City Recovery),
Series 3,
Subseries 3-E,
1.200%, VRD	14,025,000	14,025,000
Series 3,
Subseries 3-F,
1.220%, VRD	7,135,000	7,135,000
New York City Transitional Finance Authority Revenue (Depfa Floating Certificates, Series 3000),
2.260%, VRD[1,2]	4,000,000	4,000,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York City Transitional Finance Authority Revenue (Future Tax Secured), Series C, (Pre-refunded with US government securities to 05/01/08 @ 101),
5.250%, due 05/01/08	3,265,000	3,285,478
New York City Transitional Finance Authority Revenue (Morgan Stanley Floater Certificates), Series 2556,
2.140%, VRD[1,2]	7,790,000	7,790,000
New York City Transitional Finance Authority Revenue (New York City Recovery),
Series 1,
Subseries 1-C,
1.200%, VRD	2,550,000	2,550,000
Series 1,
Subseries 1-D,
1.220%, VRD	8,890,000	8,890,000
New York City Transitional Finance Authority, Subseries 2F,
1.220%, VRD	12,100,000	12,100,000
New York City Trust for Cultural Resources Revenue (Asia Society),
1.900%, VRD	4,660,000	4,660,000
New York City Trust for Cultural Resources Revenue (Soloman R. Guggenheim), Series B,
2.050%, VRD	1,943,000	1,943,000
New York City Trust for Cultural Resources Revenue (Museum of Broadcasting),
1.950%, VRD	11,015,000	11,015,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
2.150%, due 06/01/37	7,000,000	7,000,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse University Project), Series B,
1.950%, VRD	14,270,000	14,270,000
Otsego County Industrial Development Agency Civic Facilities Revenue (Mary Imogene Bassett), Series A,
2.240%, VRD	4,375,000	4,375,000
Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation),
Series 2,
0.980%, VRD	5,700,000	5,700,000
Series 3,
1.100%, VRD	20,175,000	20,175,000
Series 5,
1.100%, VRD	12,900,000	12,900,000
Puerto Rico Commonwealth Refunding (Public Improvement),
Series C (FSA Insured), (Mandatory Put 07/01/08 @ 100)
5.000%, due 07/01/08	11,640,000	11,741,348
Series C (FSA Insured), (Mandatory Put 07/01/08 @ 100)
5.500%, due 07/01/08	2,080,000	2,100,716
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue (JP Morgan PUTTERs), Series 2560 (FSA Insured),
2.290%, VRD[1,2]	3,000,000	3,000,000
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue (Morgan Stanley Floater Certificates), Series 2570 (FSA Insured),
2.170%, VRD[1,2]	3,210,000	3,210,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Ramapo Housing Authority Revenue Facility (Spring Valley Homes Project), Series A (FNMA Insured),
2.070%, VRD[3]	10,390,000	10,390,000
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project),
2.150%, VRD	4,000,000	4,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C,
2.150%, VRD	8,835,000	8,835,000
Rockland County Industrial Development Agency Civic Facilities Revenue (Rockland Jewish Community Center),
2.100%, VRD	7,000,000	7,000,000
Rockville Centre Union Free School District Tax Anticipation Notes,
4.000%, due 06/27/08	6,000,000	6,006,954
Saratoga County Industrial Development Agency Civic Facilities Revenue (Saratoga Hospital Project), Series A,
2.220%, VRD	3,955,000	3,955,000
Suffolk County Tax Anticipation Notes,
3.500%, due 08/14/08	26,000,000	26,066,126
Suffolk County Water Authority Bond Anticipation Notes,
1.900%, VRD	5,200,000	5,200,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project),
Series A-2,
1.030%, VRD	15,500,000	15,500,000
Series A-1,
1.030%, VRD	7,500,000	7,500,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University),
Series A,
1.700%, VRD	16,080,000	16,080,000
Series A-1,
1.200%, VRD	4,075,000	4,075,000
Series A-2,
1.030%, VRD	14,040,000	14,040,000
Triborough Bridge & Tunnel Authority Revenue (JP Morgan PUTTERs, Series 304) (MBIA Insured),
2.410%, VRD[1,2]	7,920,000	7,920,000
Triborough Bridge & Tunnel Authority Revenue Refunding (ABN AMRO MuniTops Certificates Trust, Series 2002-31) (MBIA Insured),
2.260%, VRD[1,2]	19,650,000	19,650,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-3,
2.020%, VRD	8,365,000	8,365,000
Triborough Bridge & Tunnel Authority Revenue, Series A,
1.700%, VRD	15,000,000	15,000,000
Triborough Bridge & Tunnel Authority Revenues (General Purpose), Series B,
2.020%, VRD	5,490,000	5,490,000
Triborough Bridge & Tunnel Authority Revenues Refunding, Subseries B-1,
2.050%, VRD	1,500,000	1,500,000

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Troy Industrial Development Authority Civic Facility Revenue (Rensselaer Polytechnic), Series A,
1.700%, VRD	4,300,000	4,300,000

Total municipal bonds and notes (cost—$1,384,959,991)		1,384,959,991

Tax-exempt commercial paper—6.99%
New York State Environmental Quality,
1.850%, due 06/05/08	4,500,000	4,500,000
New York State Power Authority,
2.120%, due 04/03/08	2,500,000	2,500,000
2.450%, due 04/03/08	11,460,000	11,460,000
0.850%, due 04/04/08	10,000,000	10,000,000
2.300%, due 04/04/08	11,114,000	11,114,000
2.620%, due 04/04/08	10,805,000	10,805,000
2.730%, due 04/04/08	12,300,000	12,300,000
2.650%, due 05/08/08	3,500,000	3,500,000
Metropolitan Transportation Authority,
0.900%, due 05/06/08	5,000,000	5,000,000
2.000%, due 06/09/08	10,000,000	10,000,000
3.050%, due 06/11/08	10,000,000	10,000,000
Nassau County Water,
1.250%, due 04/03/08	9,290,000	9,290,000
Port Authority of New York & New Jersey,
2.170%, due 04/01/08	11,110,000	11,110,000

Total tax-exempt commercial paper (cost—$111,579,000)		111,579,000

Repurchase agreement—0.74%
Repurchase agreement dated 03/31/08 with State Street Bank & Trust Co., 0.750% due 04/01/08, collateralized by $835,097 US Treasury Bonds, 7.250% to 8.875% due 05/15/16 to 08/15/17 and $10,565,963 US Treasury Notes, 1.750% to 4.000% due 08/31/09 to 03/31/10; (value—$12,119,970); proceeds: $11,882,248 (cost—$11,882,000)	11,882,000	11,882,000

	Number of shares
Money market fund[4] —2.26%
BlackRock Liquidity Fund New York Municipal Fund Portfolio Institutional Class,
1.931% (cost—$36,000,000)	36,000,000	36,000,000

Total investments (cost—$1,544,420,991 which approximates cost for federal income tax purposes)[5] — 96.80%		1,544,420,991
Other assets in excess of liabilities—3.20%		51,005,362

Net assets (applicable to 1,595,540,224 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		1,595,426,353

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 12.04% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security subject to Alternative Minimum Tax.

[4]	Rate shown reflects yield at March 31, 2008.

UBS RMA New York Municipal Money Fund

Schedule of investments – March 31, 2008 (unaudited)

[5]	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance

PUTTERs	Puttable Tax-Exempt Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2008 and reset periodically.

XLCA	XL Capital Assurance

Weighted average maturity — 17 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2008